Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net loss	$ (14,424,531)	$ (17,979,171)	$ (25,463,949)	$ (18,873,758)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation and amortization	1,578,246	1,656,627	2,218,237	2,176,679
Gain on sale of property, plant and equipment	(389,522)			(212,831)
Gain on sale on intangible	(5,582)
Goodwill and intangible asset impairment charge	4,830,000
Stock-based compensation	73,678	378,917	452,071	1,282,757
Non-cash interest expense			576,380
Amortization of debt issuance costs	1,792,040	576,380	161,893
Gain on extinguishment of liabilities	(691,730)	(507,304)	(550,867)
Loss on extinguishment of debt	379,332
Convertible debt discount amortization		1,887,273	2,169,545
Loss on conversion of debt		93,386	93,386
Loss on extinguishment of convertible debt			1,019,319
Loss on accrual for legal settlement			1,792,308
Provision for doubtful accounts receivable	(24,441)	47,931	47,932	(39,502)
Allowance for doubtful lease reserve	20,000	5,000	5,000	140,448
Change in fair value of contingent consideration promissory note		(177,909)	(177,909)	(516,970)
Change in fair value of warrant derivative liabilities	(2,178,965)	(1,803,560)	(1,846,642)	(6,726,638)
Gain on extinguishment of warrant derivative liabilities				(3,624,794)
Provision for inventory obsolescence	(476,441)	(918,571)	(947,080)	1,574,453
Increase (decrease) in:
Accounts receivable - trade	(809,519)	(26,605)	411,462	722,498
Other receivable	(572,279)	1,453,710
Accounts receivable - other (including related party)			963,888	(2,195,157)
Inventories	2,037,604	2,563,198	3,941,205	1,245,677
Prepaid expenses	379,583	1,142,798	2,100,045	1,293,080
Operating lease right of use assets	114,017	285,667	340,672	328,772
Other assets	628,416	(1,477,391)	(1,343,751)	(3,048,382)
Increase (decrease) in:
Accounts payable	3,053,399	3,619,557	1,805,601	4,709,030
Accrued expenses	303,335	1,713,623	289,957	(112,896)
Accrued expenses-related party	290,101	3,478	95,031
Income taxes payable	(61)	(17,544)	(8,036)	6,270
Lease deposit		10,445	10,445
Operating lease obligations	(121,348)	(285,667)	(354,652)	(328,772)
Contract liabilities	128,645	1,913,574	2,304,671	3,619,651
Net cash used in operating activities	(4,086,023)	(5,842,158)	(9,893,838)	(18,580,385)
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(23,821)	(86,348)	(94,165)	(2,068,508)
Proceeds from sale of land and building	425,653
Proceeds from sale of property, plant and equipment	550,644			609,559
Purchase of intangible assets	(136,056)	(110,893)	(146,541)	(116,990)
Proceeds from sale of intangible asset	90,535			18,975
Cash paid for acquisition of Country Stampede	(514,432)			(1,153,627)
Cash paid for asset acquisition of Medical Billing Company				(230,000)
Net cash provided by (used in) investing activities	392,523	(197,241)	(240,706)	(2,940,591)
Cash Flows from Financing Activities:
Proceeds - Merchant Advances - Entertainment Segment	1,308,837
Net proceeds of equity offering with detachable warrants	2,194,745
Repurchase and cancellation of common stock				(4,026,523)
Distribution to noncontrolling interest in consolidated subsidiary				(15,692)
Net proceeds of convertible debt with detachable warrants		2,640,000	2,640,000
Net proceeds of related party note payable	100,000	2,325,000	2,700,000
Net proceeds of revolving loan agreement - Video Solutions Segment			4,691,745
Proceeds - Commercial Extension of Credit - Entertainment Segment	1,175,000	1,224,577	1,455,643
Proceeds - Merchant Advances - Video Solutions Segment	1,144,000		1,000,000
Payments on convertible debt			(3,162,500)
Payments on Commercial Extension of Credit - Entertainment Segment	(162,928)	(1,156,441)	(1,367,715)
Payments on Merchant Advances - Video Solutions Segment	(1,382,500)		(162,000)
Payments on Merchant Advances - Entertainment Segment	(855,749)
Principal payment on EIDL loan	(2,453)		(2,219)
Principal payment on contingent consideration promissory notes	(188,470)	(318,105)	(412,460)	(527,402)
Proceeds from issuance of Series A & B convertible redeemable preferred shares, net of issuance costs				13,365,000
Redemption of Series A & B convertible redeemable preferred shares				(15,750,000)
Net cash provided by financing activities	3,330,482	4,715,031	7,380,494	(6,954,617)
Net decrease in cash, cash equivalents, and restricted cash	(363,018)	(1,324,368)	(2,754,050)	(28,475,593)
Cash, cash equivalents, beginning of period	778,149	3,532,199	3,532,199	32,007,792
Cash, cash equivalents, end of period	415,131	2,207,831	778,149	3,532,199
Supplemental disclosures of cash flow information:
Cash payments for interest	429,002	26,220	88,631	49,070
Cash payments for income taxes	8,006	9,447	1,606	8,730
Supplemental disclosures of non-cash investing and financing activities:
Commercial extension of credit repaid through accrued revenue - Entertainment segment	825,000
Fair value of warrants issued with sale of shares	2,075,300
Restricted common stock grant	80	35	35	61
Restricted common stock forfeitures			4	3
Issuance of contingent consideration earn-out agreement for business acquisitions				750,000
Issuance of contingent consideration promissory note for asset acquisitions				105,000
Assets acquired in business acquisitions	605,000			190,631
Goodwill acquired in business acquisitions	225,959			2,100,000
Liabilities assumed in the business acquisition	288,000			387,005
ROU and lease liability recorded on extension (termination) of lease	470,489	538,056	611,702	42,403
Common stock issued due to rounding from reverse stock split			24
Conversion of convertible notes payable into common stock		119,750	119,750
Issuance of common stock through warrant exchange agreement				4,495,500
Adjustments of accounts payable with the sale proceeds of property, plant and equipment	549,356
Payments to vendors directly from proceeds of sale of common stock	334,703
Issuance of common stock upon exercise of re-funded warrants	573
Reverse stock split rounding issuances		24
Restricted common stock forfeitures	51	4
Debt discount on convertible note		3,000,000	$ 3,000,000
Reduction in proceeds from sale of building for loan, prepaid rent, and other accrued expenses	$ 5,474,347